Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2026

Shares		Value (US$)
	COMMON STOCKS - 99.8%
	COMMUNICATION SERVICES - 6.5%
	Interactive Media & Services - 6.5%
68,056	Reddit, Inc. - Class A *	$11,813,161
	CONSUMER DISCRETIONARY - 7.4%
	Hotels, Restaurants & Leisure - 5.2%
90,336	Viking Holdings Ltd. *	9,455,469
	Textiles, Apparel & Luxury Goods - 2.2%
93,637	Amer Sports, Inc. *	3,168,676
20,481	Birkenstock Holding PLC * (a)	881,298
		4,049,974
		13,505,443
	CONSUMER STAPLES - 2.3%
	Consumer Staples Distribution & Retail - 2.0%
78,118	Maplebear, Inc. *	3,698,887
	Food Products - 0.3%
23,461	Smithfield Foods, Inc.	569,164
		4,268,051
	ENERGY - 2.5%
	Energy Equipment & Services - 2.1%
50,300	Kodiak Gas Services, Inc.	3,779,039
	Oil, Gas & Consumable Fuels - 0.4%
76,595	Venture Global, Inc. - Class A	852,502
		4,631,541
	FINANCIALS - 6.8%
	Banks - 0.2%
9,957	Central BanCo, Inc.	302,494
	Capital Markets - 0.1%
10,593	Bullish * (a)	248,194
	Consumer Finance - 3.8%
72,152	Figure Technology Solutions, Inc. - Class A *	2,215,788
54,261	Kaspi.KZ JSC - ADR	4,701,173
		6,916,961
	Financial Services - 2.7%
132,504	Chime Financial, Inc. - Class A *	2,713,682
103,656	Klarna Group PLC * (a)	2,097,997
		4,811,679
		12,279,328
	HEALTH CARE - 12.8%
	Biotechnology - 2.3%
22,440	Apogee Therapeutics, Inc. *	2,978,461
62,887	Caris Life Sciences, Inc. *	1,120,647
		4,099,108
	Health Care Equipment & Supplies - 5.0%
228,828	Medline, Inc. - Class A *	9,024,976
	Health Care Providers & Services - 3.8%
2,373	Billiontoone, Inc. - Class A * (a)	284,713
81,210	BrightSpring Health Services, Inc. *	5,663,585
23,163	PACS Group, Inc. *	987,670
		6,935,968

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2026 (Continued)
Shares		Value (US$)

	Life Sciences Tools & Services - 1.7%
54,824	Tempus AI, Inc. - Class A * (a)	$3,175,954
		23,236,006
	INDUSTRIALS - 13.0%
	Aerospace & Defense - 5.2%
22,098	Arxis, Inc. - Class A *	1,019,602
16,871	Beta Technologies, Inc. - Class A *	282,589
39,723	Firefly Aerospace, Inc. *	1,167,856
34,889	Karman Holdings, Inc. *	1,741,659
22,473	Loar Holdings, Inc. *	1,811,549
116,429	StandardAero, Inc. *	3,482,391
		9,505,646
	Building Products - 1.0%
45,472	Madison Air Solutions Corp. - Class A *	1,773,408
	Construction & Engineering - 1.7%
29,243	Legence Corp. - Class A *	2,492,381
18,551	Solv Energy, Inc. - Class A *	631,661
		3,124,042
	Electrical Equipment - 2.2%
65,171	Forgent Power Solutions, Inc. - Class A *	3,640,452
21,488	X-Energy, Inc. *	394,520
		4,034,972
	Professional Services - 2.2%
39,150	UL Solutions, Inc. - Class A	3,987,819
	Trading Companies & Distributors - 0.7%
60,581	EquipmentShare.com, Inc. - Class A *	1,191,023
		23,616,910
	INFORMATION TECHNOLOGY - 43.4%
	Electronic Equipment, Instruments & Components - 0.3%
22,424	Ingram Micro Holding Corp.	615,090
	IT Services - 9.3%
168,892	CoreWeave, Inc. - Class A *	16,811,510
	Semiconductors & Semiconductor Equipment - 23.2%
44,595	ARM Holdings PLC - ADR *	15,812,049
46,255	Astera Labs, Inc. *	22,342,090
17,642	Cerebras Systems, Inc. - Class A *	3,898,882
		42,053,021
	Software - 10.6%
91,224	Circle Internet Group, Inc. *	5,713,359
108,721	Figma, Inc. - Class A * (a)	1,966,763
70,905	Klaviyo, Inc. - Class A *	1,070,666
58,147	Netskope, Inc. - Class A * (a)	636,128
15,445	Pivotal Software, Inc. Escrow *	—
131,574	Pony AI, Inc. - ADR * (a)	914,439
79,061	Rubrik, Inc. - Class A *	6,347,017
33,445	SailPoint, Inc. *	489,635
30,554	ServiceTitan, Inc. - Class A *	2,160,473
		19,298,480
		78,778,101

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2026 (Continued)

Shares		Value (US$)

	REAL ESTATE - 4.6%
	Health Care REIT's - 3.2%
97,359	American Healthcare REIT, Inc.	$5,077,272
23,625	Janus Living, Inc. - Class A-1	678,982
		5,756,254

	Industrial REIT's - 0.9%
35,406	Lineage, Inc.	1,531,310
	Real Estate Management & Development - 0.5%
12,411	Landbridge Co. LLC - Class A (a)	983,448
		8,271,012
	UTILITIES - 0.5%
	Independent Power & Renewable Electricity Producers - 0.5%
31,122	Fervo Energy Co. - Class A *	909,696

	TOTAL COMMON STOCKS (Cost - $153,030,302)	181,309,249

	SHORT-TERM INVESTMENTS - 3.6%
6,511,484	State Street Navigator Securities Lending Government Money Market Portfolio (b)	6,511,484

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,511,484)	6,511,484

	TOTAL INVESTMENTS - 103.4% (Cost - $159,541,786) (c)	$187,820,733
	OTHER ASSETS AND LIABILITIES - (3.4) %	(6,235,043)
	NET ASSETS - 100.0%	$181,585,690

* Non-income producing security.

(a) Securities (or a portion of the security) on loan. As of June 30, 2026, the market value of securities loaned was $9,132,079. The loaned securities were secured with cash collateral of $6,511,484 and non-cash collateral with a value of $2,885,292. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $159,541,786. At June 30, 2026, net appreciation for all securities was $28,278,947. This consists of aggregate gross unrealized appreciation of $41,421,293 and aggregate gross unrealized depreciation of $13,142,346.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company REIT - Real Estate Investment Trust

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2026

Shares		Value (US$)

	COMMON STOCKS - 99.5%
	BRITAIN - 1.9%
21,027	Verisure PLC *	$234,488

	CHINA - 41.0%
800	Busy Ming Group Co. Ltd. - Class H *	31,784
30,200	Chery Automobile Co. Ltd. - Class H	93,725
14,400	Chifeng Jilong Gold Mining Group Ltd. - Class H	42,193
14,000	Contemporary Amperex Technology Co. Ltd. - Class H	1,253,116
1,800	Delton Technology Guangzhou, Inc. - Class H	49,069
2,106	Eastroc Beverage Group Co. Ltd. - Class H	28,786
10,857	Foshan Haitian Flavouring & Food Co. Ltd. - Class H	41,363
1,344	GigaDevice Semiconductor, Inc. - Class H	203,583
651,000	Horizon Robotics * (a)	338,663
2,700	Huaqin Co. Ltd. - Class H	23,530
21,300	InnoScience Suzhou Technology Holding Co. Ltd. - Class H *	175,715
416,400	J&T Global Express Ltd. *	443,857
15,800	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H	116,543
3,700	Laopu Gold Co. Ltd. - Class H (a)	163,420
20,698	Lens Technology Co. Ltd. - Class H (a)	73,789
43,800	Midea Group Co. Ltd. - Class H (a)	461,297
1,216	Minimax Group, Inc. * (a)	64,654
2,950	Mixue Group - Class H * (a)	85,985
2,900	Montage Technology Co. Ltd. - Class H *	171,792
12,300	Muyuan Foods Group Co. Ltd. - Class H	45,544
51,345	Sany Heavy Industry Co. Ltd. - Class H	121,376
4,262	Seres Group Co. Ltd. - Class H	24,976
17,200	SF Holding Co. Ltd. - Class H (a)	66,099
12,800	Shanghai Biren Technology Co. Ltd. - Class H *	99,882
1,000	Shanghai Iluvatar CoreX Semiconductor Co. Ltd. - Class H *	97,414
2,068	Shenzhen Han's CNC Technology Co. Ltd. - Class H (a)	47,911
4,600	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H * (a)	255,841
5,200	Victory Giant Technology Huizhou Co. Ltd. - Class H *	231,661
4,353	Wuxi Lead Intelligent Equipment Co. Ltd. - Class H	18,605
28,000	WuXi XDC Cayman, Inc. * (a)	203,676
33,967	Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H (a)	114,510
		5,190,359
	CZECH - 1.2%
10,621	CSG NV * (a)	155,020
	GERMANY - 2.4%
6,413	RENK Group AG	309,037
	HONG KONG - 3.5%
34,800	Guming Holdings Ltd. (a)	93,801
5,000	Insilico Medicine Cayman TopCo * (a)	25,259
28,729	Zijin Gold International Co. Ltd.	324,183
		443,243
	INDONESIA - 0.7%
513,400	Amman Mineral Internasional PT *	89,012
	JAPAN - 29.7%
39,800	JX Advanced Metals Corp.	1,076,542
2,400	Kioxia Holdings Corp. *	1,323,731
16,700	Kokusai Electric Corp.	1,114,908
8,900	SBI Shinsei Bank Ltd.	75,538
19,100	Tokyo Metro Co. Ltd.	166,983
		3,757,702

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (UNAUDITED)
June 30, 2026 (Continued)
Shares		Value (US$)

	LUXEMBOURG - 3.8%
15,040	CVC Capital Partners PLC (a)	$218,418
37,164	Zabka Group SA *	268,717
		487,135
	SPAIN - 1.5%
10,366	Puig Brands SA - Class B	191,047
	SWITZERLAND - 10.0%
5,543	Galderma Group AG	1,261,581
	TURKEY - 3.8%
6,258	Destek Finans Faktoring AS *	485,990

	TOTAL COMMON STOCKS (Cost - $10,371,209)	12,604,614

	SHORT-TERM INVESTMENTS - 0.1%
10,206	State Street Navigator Securities Lending Government Money Market Portfolio (b)	10,206

	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,206)	10,206

	TOTAL INVESTMENTS - 99.6% (Cost - $10,381,415) (c)	$12,614,820
	OTHER ASSETS AND LIABILITIES - 0.4%	52,977
	NET ASSETS - 100.0%	$12,667,797

* Non-income producing security.

(a) Securities (or a portion of the security) on loan. As of June 30, 2026, the market value of securities loaned was $1,646,811. The loaned securities were secured with cash collateral of $10,206 and non-cash collateral with a value of $1,732,841. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b) Represents investments of cash collateral received in connection with securities lending.

(c) Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $10,381,415. At June 30, 2026, net appreciation for all securities was $2,233,405. This consists of aggregate gross unrealized appreciation of $3,399,292 and aggregate gross unrealized depreciation of $1,165,887.

PLC - Public Limited Company